Subsequent Events (Details) - Subsequent Event [Member] $ in Thousands	Jan. 13, 2025 USD ($) shares
Subsequent Events [Line Items]
Compensation (in Dollars) | $	$ 10
Bonus amount (in Dollars) | $	$ 40
Total number of shares that may be allocated pursuant to plan	800,000
Restricted Stock Units (RSUs) [Member]
Subsequent Events [Line Items]
Vesting period	36 years
Maximum [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Events [Line Items]
Restricted stock unit	15,000
Minimum [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Events [Line Items]
Restricted stock unit	3,000
Chief Executive Officer [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Events [Line Items]
Restricted stock unit	152,502
Vesting period	24 years
Board of Directors Chairman [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Events [Line Items]
Restricted stock unit	150,000
Vesting period	24 years
Chief Technology Officer [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Events [Line Items]
Restricted stock unit	60,000
Vesting period	24 years
Chief Financial Officer [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Events [Line Items]
Restricted stock unit	5,000
Vesting period	36 years
Chief Security Officer [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Events [Line Items]
Restricted stock unit	5,000
Vesting period	36 years
Advisory Board [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Events [Line Items]
Restricted stock unit	13,000
Vesting period	36 years